Remuneration System for the Management Board and Employees of the Group - 2019 Long Term Incentive Plan - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2019 shares	Dec. 31, 2019 EUR (€) shares Beneficiary	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period		4 years
Share based compensation vesting period		4 years
Number of shares granted	14,283
Share based payment expense | €		€ 6,654,000	€ 5,585,000	€ 4,975,000
2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of perfomance shares vested	25.00%
Share based compensation vesting period		4 years
Maximum pay-out Factor	1
Share based compensation vesting period		4 years
Conditional percentage of increase in number of shares vested	200.00%
Number of beneficiaries left | Beneficiary		1
2019 long-term incentive program [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage	200.00%
2019 long-term incentive program [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage	300.00%
Performance Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		9,347
Performance Share [Member] | 2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2
Number of performance shares allocated percentage	100.00%
Number of shares granted	22,763
Fair value of stock options granted | €		€ 106.85
Share based payment expense | €		€ 1,294,974
Number of stock options forfeited		137
Performance Share [Member] | 2019 long-term incentive program [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	9,347
Performance Share [Member] | 2019 long-term incentive program [member] | Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	11,306